Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	$ 755		$ 755
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	3,727		3,727
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	725	$ 705	682	$ 803
Change in fair value included in earnings	(60)	(78)	(160)	(172)
Change in fair value included in other comprehensive income	(1)	11	28	(50)
Purchases/Issuances	216	441	829	1,209
Sales	(146)	(256)	(559)	(939)
Transfers into Level 3	96	35	252	106
Transfers out of Level 3	(70)	(62)	(312)	(161)
Assets at end of period	760	796	760	796
Change in unrealized gains (losses) recorded in income for instruments still held	(11)	5	(19)	24
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	721	702	675	803
Change in fair value included in earnings	(60)	(78)	(158)	(172)
Change in fair value included in other comprehensive income	(1)	11	29	(50)
Purchases/Issuances	216	441	818	1,206
Sales	(146)	(255)	(555)	(938)
Transfers into Level 3	95	35	251	106
Transfers out of Level 3	(70)	(62)	(305)	(161)
Assets at end of period	755	794	755	794
Change in unrealized gains (losses) recorded in income for instruments still held	(11)	5	(18)	24
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	4	3	7
Change in fair value included in earnings			(2)
Change in fair value included in other comprehensive income			(1)
Purchases/Issuances			11	3
Sales		(1)	(4)	(1)
Transfers into Level 3	1	0	1
Transfers out of Level 3		0	(7)
Assets at end of period	5	2	5	2
Change in unrealized gains (losses) recorded in income for instruments still held			(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	3,397	2,048	2,442	1,903
Change in fair value included in earnings	45	158	197	217
Change in fair value included in other comprehensive income	(3)	20	50	(81)
Purchases/Issuances	329	175	1,246	453
Sales	(89)	(106)	(256)	(193)
Maturities/Settlement				(4)
Transfers into Level 3	56		56
Transfers out of Level 3		(19)		(19)
Assets at end of period	3,735	2,276	3,735	2,276
Change in unrealized gains (losses) recorded in income for instruments still held	61	149	223	262
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances	8		8
Assets at end of period	8		8
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	3,397	2,048	2,442	1,903
Change in fair value included in earnings	45	158	197	217
Change in fair value included in other comprehensive income	(3)	20	50	(81)
Purchases/Issuances	321	175	1,238	453
Sales	(89)	(106)	(256)	(193)
Maturities/Settlement				(4)
Transfers into Level 3	56		56
Transfers out of Level 3		(19)		(19)
Assets at end of period	3,727	2,276	3,727	2,276
Change in unrealized gains (losses) recorded in income for instruments still held	61	149	223	262
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	152	101	133	94
Change in fair value included in other comprehensive income	(2)	9		9
Purchases/Issuances	4	4	15	11
Sales	(1)		(1)
Transfers into Level 3			6
Assets at end of period	153	114	153	114
Financial assets at fair value through other comprehensive income, category [member] | U.S. states, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1	1	1
Assets at end of period	1	1	1	1
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	151	100	132	93
Change in fair value included in other comprehensive income	(2)	9		9
Purchases/Issuances	4	4	15	11
Sales	(1)		(1)
Transfers into Level 3			6
Assets at end of period	152	113	152	113
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	6	2,841	6	1,945
Change in fair value included in other comprehensive income		45		(150)
Purchases/Issuances		113	0	1,812
Maturities/Settlement		(694)		(1,302)
Assets at end of period	6	2,305	6	2,305
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances	9		9
Assets at end of period	9		9
Other Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1
Purchases/Issuances			1
Transfers into Level 3		13		13
Liabilities at end of period	1	13	1	13
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	4	2	4
Transfers into Level 3	3		3
Transfers out of Level 3			(1)
Liabilities at end of period	4	4	4	4
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	4	2	4
Transfers into Level 3	3		3
Transfers out of Level 3			(1)
Liabilities at end of period	$ 4	$ 4	$ 4	$ 4